SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials
Finished goods	2,376,809	6,385,905
Inventories, gross	2,376,809	6,385,905
Allowance for slow-moving or obsolete inventories	(64,885)	(68,732)
Inventories, net	$ 2,311,924	$ 6,317,173